SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Derivative financial instruments (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) contract	Dec. 31, 2018 USD ($) contract
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of outstanding future contracts | contract	34	48
Notional value	$ 5,951,530	$ 6,079,920
Remaining contract term (in months)	2 months 18 days	2 months 15 days
Futures realized gain/(loss)	$ (1,766,679)	$ 123,662
Futures unrealized gain/(loss)	$ (158,900)	$ 507,810